Securities	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Securities

Note 4 Securities
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	January 31, 2021				October 31, 2020
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal (3)	$2,840	$3	$(45)	$2,798	$2,562	$1	$(22)	$2,541
Provincial and municipal	2,821	10	(46)	2,785	3,237	27	(31)	3,233
U.S. state, municipal and agencies (3)	35,253	445	(175)	35,523	38,523	323	(322)	38,524
Other OECD government	6,260	11	(8)	6,263	7,336	11	(2)	7,345
Mortgage-backed securities (3)	2,177	2	(18)	2,161	2,418	5	(53)	2,370
Asset-backed securities
CDO	6,885	1	(3)	6,883	7,504	–	(90)	7,414
Non-CDO securities	752	8	(1)	759	859	2	(7)	854
Corporate debt and other debt	18,998	90	(12)	19,076	19,041	76	(3)	19,114
Equities	277	253	(1)	529	276	253	(4)	525
	$76,263	$823	$(309)	$76,777	$81,756	$698	$(534)	$81,920

(1)	Excludes $62,682 million of held-to-collect securities as at January 31, 2021 that are carried at amortized cost, net of allowance for credit losses (October 31, 2020 – $57,823 million).
(2)	Gross unrealized gains and losses includes $5 million of allowance for credit losses on debt securities at FVOCI as at January 31, 2021 (October 31, 2020 – $8 million) recognized in income and Other components of equity.
(3)	The majority of the MBS are residential. Cost/Amortized cost, Gross unrealized gains, Gross unrealized losses and Fair value related to commercial MBS are $1,974 million, $1 million, $18 million and $1,957 million, respectively as at January 31, 2021 (October 31, 2020 – $2,185 million, $ nil, $48 million and $2,137 million, respectively).
Allowance for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by Stage. Reconciling items include the following:
•	Transfers between Stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between Stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	January 31, 2021				January 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$12	$–	$(4)	$8	$4	$–	$(7)	$(3)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	2	–	–	2	2	–	–	2
Sales and maturities	(4)	–	–	(4)	–	–	–	–
Changes in risk, parameters and exposures	(2)	3	(2)	(1)	–	–	(2)	(2)
Exchange rate and other	(1)	–	1	–	–	–	–	–
Balance at end of period	$7	$3	$(5)	$5	$6	$–	$(9)	$(3)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	January 31, 2021				January 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$10	$19	$–	$29	$5	$19	$–	$24
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	2	–	–	2
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(5)	1	–	(4)	(2)	(1)	–	(3)
Exchange rate and other	–	(2)	–	(2)	–	(1)	–	(1)
Balance at end of period	$8	$18	$–	$26	$5	$17	$–	$22
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses, as at the reporting date as outlined in the internal ratings maps in the Credit risk section of our 2020 Annual Report.

	As at
	January 31, 2021				October 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$75,613	$36	$–	$75,649	$80,719	$87	$–	$80,806
Non-investment grade	447	–	–	447	431	1	–	432
Impaired	–	–	152	152	–	–	157	157
	76,060	36	152	76,248	81,150	88	157	81,395
Items not subject to impairment (2)				529				525
				$76,777				$81,920
Securities at amortized cost
Investment grade	$61,616	$–	$–	$61,616	$56,885	$–	$–	$56,885
Non-investment grade	840	252	–	1,092	647	320	–	967
Impaired	–	–	–	–	–	–	–	–
	62,456	252	–	62,708	57,532	320	–	57,852
Allowance for credit losses	8	18	–	26	10	19	–	29
Amortized cost	$62,448	$234	$–	$62,682	$57,522	$301	$–	$57,823

(1)	Includes $152 million of purchased credit impaired securities (October 31, 2020 – $157 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.